SANTA BARBARA GROUP OF MUTUAL FUNDS, INC. (the “COMPANY”)

Supplement dated November 16, 2006

to the Prospectus Dated August 1, 2006 (the “Prospectus”)

Effective November 15, 2006, Seidler Investment Advisors has resigned as the sub-adviser to the Montecito Fund (the “Fund”).  Mr. Blake T. Todd will continue to serve as portfolio manager to the Fund as an employee of SBG Capital Management, Inc. (the “Fund Manager”).  Please note the following changes to the Prospectus:

Reference is made to the section entitled “INVESTMENT ADVISORY SERVICES”, located on page 13 of the Prospectus.  The following paragraph is added to the end of the sub-section entitled “Fund Manager”:

Blake T. Todd is the portfolio manager responsible for the day-to-day management of the Montecito Fund.  Mr. Todd was a Senior Vice President of The Seidler Companies Incorporated (“Seidler”) and a Portfolio Manager with Seidler Investment Advisors since early 2005 to November 15, 2006.  Prior to joining Seidler, Mr. Todd was employed by Sutro & Co. – RBC Dain Rauscher from 1998 to 2005 as a branch manager, Senior Vice President and Portfolio Manager.  For the fiscal period April 15, 2002 (commencement of operations) to March 31, 2003 and the period April 1, 2003 to July 31, 2003, Ameristock Corporation, which was the sub-advisor to the Montecito Fund from inception until August 20, 2003, received no sub-advisory fees from the Fund Manager.  The Company’s Statement of Additional Information provides information about Mr. Todd’s compensation, other accounts managed and ownership of the Company’s shares.

The sub-section entitled “Sub-Adviser- Montecito Fund” located on page 14 of the Prospectus is deleted in its entirety.

This Supplement and the Prospectus dated August 1, 2006, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information Dated August 1, 2006, as amended November 16, 2006, have been filed with the Securities and Exchange Commission, both of which are incorporated herein by reference and can be obtained without charge by calling the Funds at 1-800-723-8637.

Please retain this supplement for future reference.